Debt (Details Narrative) - USD ($)					3 Months Ended	12 Months Ended
	Oct. 28, 2025	Jul. 07, 2025	Sep. 20, 2024	Sep. 30, 2023	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024
Line of Credit Facility [Line Items]
Net proceeds from convertible debt					$ 6,100,000	$ 6,100,000
Loss on extinguishment of debt					$ 3,100,000
Revolving line of credit								$ 30,603,000
Revolving Credit Facility [Member] | Canadian Western Bank [Member]
Line of Credit Facility [Line Items]
Revolving line of credit				$ 3,700,000
Variable interest rate				1.50%
Interest rate								7.95%
Outstanding line of credit								$ 3,500,000
Revolving Credit Facility [Member] | Better Choice Company Inc [Member]
Line of Credit Facility [Line Items]
Interest rate			12.00%				11.00%
Additional borrowing line of credit							$ 720,000
Warrant [Member] | Common Stock [Member]
Line of Credit Facility [Line Items]
Number of warrants to purchase common stock		21,338,062				21,338,062
Maximum [Member] | Revolving Credit Facility [Member] | Better Choice Company Inc [Member]
Line of Credit Facility [Line Items]
Amount of borrow, repay, and reborrow			$ 750,000
Eloc Commitment Note [Member]
Line of Credit Facility [Line Items]
Note principal amount	$ 20,000,000.0
Interest rate	5.00%
Note maturity date	Jul. 17, 2026
Common stock conversion, description	(i) a 20% discount to the lowest intraday sale price of the common stock on the execution date of the agreement, or (ii) a 20% discount to the lowest intraday sale price of the common stock during the 20 trading days preceding the conversion notice, subject to customary adjustments.
July Twenty Twenty Five Convertible Notes [Member]
Line of Credit Facility [Line Items]
Note principal amount		$ 7,650,000
Interest rate		8.00%
Note maturity date		Jul. 08, 2027
Note conversion price		$ 0.6274
July Twenty Twenty Five Convertible Notes [Member] | Warrant [Member] | Common Stock [Member]
Line of Credit Facility [Line Items]
Number of warrants to purchase common stock					21,338,062
July Twenty Twenty Five Convertible Notes [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Percentage of common stock trigger		120.00%
July Twenty Twenty Five Convertible Notes [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Percentage of common stock trigger		125.00%
Senior Secured Convertible Notes [Member] | Securities Purchase Agreement [Member]
Line of Credit Facility [Line Items]
Note principal amount		$ 7,650,000
Interest rate		8.00%
Note maturity date		Jul. 08, 2027
Note conversion price		$ 0.6274
Canadian Emergency Business Account [Member]
Line of Credit Facility [Line Items]
Interest rate						5.00%
Maturity date range, start						Jan. 19, 2024
Maturity date range, end						Dec. 31, 2026